Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000130396 | Microsoft8265813
Holdings [Line Items]
Percent of Total Investments	7.80%
C000130396 | NVIDIA8265823
Holdings [Line Items]
Percent of Total Investments	6.20%
C000130396 | Amazon.com8265735
Holdings [Line Items]
Percent of Total Investments	6.00%
C000130396 | Apple8265745
Holdings [Line Items]
Percent of Total Investments	5.40%
C000130396 | Alphabet8265730
Holdings [Line Items]
Percent of Total Investments	3.40%
C000130396 | Alphabet8265733
Holdings [Line Items]
Percent of Total Investments	3.40%
C000130396 | Visa8265877
Holdings [Line Items]
Percent of Total Investments	3.20%
C000130396 | UnitedHealth Group8265869
Holdings [Line Items]
Percent of Total Investments	3.10%
C000130396 | Salesforce8265851
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130396 | AstraZeneca PLC8265718
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130396 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000130396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000130396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000130396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000130893 | Ameriprise Financial8278834
Holdings [Line Items]
Percent of Total Investments	3.30%
C000130893 | Trade Desk8278939
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130893 | Ares Management8278840
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | Datadog8278857
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | HubSpot8278879
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130893 | Howmet Aerospace8278875
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130893 | Cencora8278847
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130893 | Sprouts Farmers Market8278934
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130893 | Cadence Design Systems8278846
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130893 | Tradeweb Markets8278941
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130893 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130893 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130893 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130893 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130893 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000130893 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000130893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000130893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130893 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000130895 | Microsoft8254002
Holdings [Line Items]
Percent of Total Investments	5.50%
C000130895 | Apple8254069
Holdings [Line Items]
Percent of Total Investments	4.40%
C000130895 | U.S. Treasury Bonds8254258
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130895 | UnitedHealth Group8254040
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130895 | U.S. Treasury Bonds8254255
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130895 | U.S. Treasury Bonds8254261
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130895 | Broadcom8254084
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130895 | Visa8254052
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130895 | Invesco Senior Loan ETF8253997
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130895 | JPMorgan Chase8254120
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130895 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130895 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130895 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000130895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000130895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000130895 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000130895 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130895 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130895 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195841 | FTAI Aviation8254033
Holdings [Line Items]
Percent of Total Investments	5.50%
C000195841 | NVIDIA8254078
Holdings [Line Items]
Percent of Total Investments	4.90%
C000195841 | Amazon.com8254003
Holdings [Line Items]
Percent of Total Investments	4.50%
C000195841 | Palo Alto Networks8254081
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195841 | Meta Platforms8254060
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195841 | Intuitive Surgical8254048
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195841 | Mastercard8254054
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195841 | Eli Lilly8254027
Holdings [Line Items]
Percent of Total Investments	3.70%
C000195841 | MercadoLibre8254057
Holdings [Line Items]
Percent of Total Investments	3.70%
C000195841 | Monolithic Power Systems8254068
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195841 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000195841 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000195841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000195841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000195841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000195841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000195839 | Blackstone8278878
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195839 | FTAI Aviation8278907
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195839 | Microsoft8278922
Holdings [Line Items]
Percent of Total Investments	4.50%
C000195839 | Enterprise Products Partners8278903
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195839 | Eli Lilly8278902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195839 | ONEOK8278926
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195839 | AstraZeneca PLC8278863
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195839 | L3Harris Technologies8278917
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195839 | Abbott Laboratories8278865
Holdings [Line Items]
Percent of Total Investments	3.10%
C000195839 | Parker-Hannifin8278929
Holdings [Line Items]
Percent of Total Investments	3.00%
C000195839 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195839 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000195839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000195839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000195839 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000195839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000195839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000212351 | Banco Santander8254229
Holdings [Line Items]
Percent of Total Investments	3.70%
C000212351 | Shell PLC8254264
Holdings [Line Items]
Percent of Total Investments	3.30%
C000212351 | London Stock Exchange Group PLC8254262
Holdings [Line Items]
Percent of Total Investments	3.30%
C000212351 | Taiwan Semiconductor Manufacturing8254328
Holdings [Line Items]
Percent of Total Investments	3.00%
C000212351 | HDFC Bank8254325
Holdings [Line Items]
Percent of Total Investments	3.00%
C000212351 | Tencent Holdings8254271
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212351 | DBS Group Holdings8254314
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212351 | Kawasaki Heavy Industries8254287
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212351 | Heidelberg Materials8254213
Holdings [Line Items]
Percent of Total Investments	2.40%
C000212351 | Siemens8254216
Holdings [Line Items]
Percent of Total Investments	2.40%
C000212351 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000212351 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212351 | India
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000212351 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000212351 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212351 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000212351 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000212351 | China
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212351 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000212351 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212351 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000212351 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.90%